EntrepreneurShares Global Fund
Investment Objective
EntrepreneurShares Global FundTM (the “Fund” in this Summary and other Global Fund specific sections and “Global Fund” elsewhere in this Prospectus) seeks long-term capital appreciation.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section of this Prospectus entitled “How Class A Shares Sales Charges are Calculated” beginning on page 33 of this Prospectus and in the section of the Statement of Additional Information entitled “Additional Information Regarding Purchases and Sales of Fund Shares” beginning on page 33 of the Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - EntrepreneurShares Global Fund	Class A	Retail Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none	none
Redemption Fee (as a percentage of amount redeemed within five business days of purchase)	(2.00%)	(2.00%)	(2.00%)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EntrepreneurShares Global Fund		Class A	Retail Class	Institutional Class
Management Fees		1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	0.25%	none
Other Expenses	[1]	1.27%	1.27%	1.27%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		2.78%	2.78%	2.53%
Fee Waiver or Reimbursement	[3]	(0.82%)	(0.82%)	(0.82%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Requirements		1.96%	1.96%	1.71%
[1]	"Other Expenses" are based on estimated expenses for the current fiscal year for the Class A shares and the Retail Class shares.
[2]	Acquired Fund Fees and Expenses ("AFFEs") are indirect fees and expenses that funds incur from investing in the shares of other investment companies. The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this Prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as AFFEs.
[3]	The Fund's investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding certain borrowing and investment-related costs and fees, taxes, extraordinary expenses and A) to limit the total annualized expenses of Class A shares, Retail Class shares and Institutional Class shares of the Fund to the amounts of 1.95%, 1.95% and 1.70% per annum, respectively, of net assets attributable to such shares of the Fund through November 1, 2017. This waiver can be terminated only by a majority vote of the independent trustees of EntrepreneurShares Series Trust (the "Trust"), of which the Fund is a series. Subject to some limitations, Weston Capital Advisors, LLC, the Fund's investment advisor (the "Advisor" in this Summary and other Global Fund specific sections and "Weston" elsewhere in this Prospectus), shall be permitted to recover previously waived expenses in later periods to the extent that the Fund's expenses fall below the annual rates in effect at the time such expenses were originally waived. The expense recoupment period is not to exceed three years.

Example

This example (the “Example”) is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the first year and the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EntrepreneurShares Global Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	665	1,222	1,805	3,380
Retail Class	199	785	1,397	3,050
Institutional Class	174	709	1,272	2,804

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 71%.

Principal Investment Strategies

The Fund seeks investment results that exceed the performance, before fees and expenses, of the MSCI World Index (the “Index”). The Fund mainly invests in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics (“Entrepreneurial Companies”), as determined by the Fund’s portfolio manager. Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts (“ADRs”).

Under normal market conditions, the Fund will invest at least 40% of its net assets (plus any borrowing for investment purposes) in equity securities of companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States (“Foreign Companies”), unless the portfolio manager deems market conditions and/or company valuations to be less favorable to Foreign Companies, in which case, the Fund will invest at least 30% of its total assets in Foreign Companies. The Fund may invest in a broad range of securities in both developed and emerging markets across different industry sectors. The Fund will invest in at least three countries. Some of the companies that the portfolio manager identifies as exhibiting entrepreneurial characteristics may be investment companies or other financial service companies.

The Fund’s investment strategy is unique, in part, due to the portfolio manager’s proprietary process of identifying a universe of companies, including technology companies that the manager believes possess entrepreneurial characteristics (as detailed below in “Portfolio Manager Investment Philosophy”). The portfolio manager presumes that company managers with better entrepreneurial vision will select more efficient and more economically effective growth vehicles, without taking on undue risk. This trait might be represented by superior growth characteristics compared to other non-entrepreneurial peer companies in the same industry.  These characteristics include: (i) more organic growth, (ii) more strategic alliances/partnerships/licensing deals, (iii) lower debt levels, (iv) lower or no dividends, and (v) higher sales turnover (sales divided by total assets). The Fund then uses fundamental analysis to identify from this list the Entrepreneurial Companies that it believes have the potential for long-term capital appreciation. The portfolio manager generally will sell a portfolio security when he believes the security will no longer increase in value at the same rate as it has in the past, changing fundamentals signal a deteriorating value potential, or other securities with entrepreneurial characteristics have better price performance potential.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation. There are risks associated with the Fund’s principal investment strategies. These risks include:

●	Manager Risk:

How the portfolio manager manages the Fund will affect the Fund’s performance. The Fund may lose money if the portfolio manager’s investment strategy does not achieve the Fund’s objective or the portfolio manager does not implement the strategy properly.

●	Market Risk:

The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/ or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (“NAV”) of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

●	Common Stock Risk:

Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

●	Small and Medium Sized Companies Risk:

The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

●	Technology Company Investing Risk:

Investment in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of small or unseasoned companies, as described under “Small and Medium Sized Companies Risk.”

●	Quantitative Investment Approach Risk:

The Fund utilizes a combined approach of quantitative and qualitative analysis. The Fund employs a number of quantitative filters in identifying a broad array of Entrepreneurial Companies using factors that are indicative of entrepreneurial behavior. After this quantitative analysis, the Fund performs fundamental analysis in determining its final stock selection. While the portfolio manager continuously reviews and refines, if necessary, his investment approach, there may be market conditions where the quantitative or qualitative investment approaches perform poorly.

●	Preferred Stock Risk:

Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

●	Rights and Warrants Risk:

The Fund may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

●	Convertible Securities Risk:

Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.

●	Options on Securities Risk:

One risk of any put or call that is held is that the put or call is a wasting asset. If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid. In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out. Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

●	American Depository Receipts Risk:

One risk of investing in an ADR is the political risk of the home country. Instability in the home country increases the risk of investing in an ADR. Another risk is exchange rate risk. ADR shares track the shares in the home country. If a country's currency is devalued, it will trickle down to the ADR. This can result in a significant loss, even if the company had been performing well. Another related risk is inflationary risk. Inflation is the rate at which the general level of prices for goods and services is rising and, subsequently, purchasing power is falling. Inflation can have a serious negative impact on business because the currency of a country with high inflation becomes less and less valuable each day.

●	Foreign Securities Risk:

The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks that are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, Foreign Companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

●	Emerging Markets Risk:

Investments in emerging market countries may have more risk because these markets are less developed, less liquid and subject to increased economic, political, regulatory or other uncertainties.

●	Liquidity Risk:

Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

●	Investments in Other Investment Companies Risk:

Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund.  The following performance information shows changes in performance from year to year and how the Fund’s average annual returns for 1, 5 years and since inception compare with those of an index that reflects a broad measure of market performance, the MSCI The World Index. If interim performance information is required by shareholders, it will be provided upon request by calling 877-271-8811. No performance is shown for the Class A and Retail Class because they are no longer in operation, but they may be reopened in the future.  Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

EntrepreneurShares Global Fund - Institutional Class Calendar Year Returns as of 12/31

The Fund’s return for most recent 9-month period ended September 30, 2016 was 7.59%.

During the period shown in the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter      31 Mar 2012        15.05%

Worst Quarter   30 Sept 2011      -20.82%

AVERAGE ANNUAL TOTAL RETURNS
Average Annual Total Returns - EntrepreneurShares Global Fund		1 Year	5 Years	Since Inception	Inception Date
Institutional Class		1.85%	5.77%	6.82%	Nov. 11, 2010
Institutional Class | After Taxes on Distributions		1.76%	4.92%	5.98%
Institutional Class | After Taxes on Distributions and Sales		1.12%	4.51%	5.35%
MSCI The World Index	[1]	(0.32%)	8.19%	8.55%
[1]	reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Entrepreneur US All Cap Fund
Investment Objective
Entrepreneur U.S. All Cap FundTM (the “Fund” in this Summary and other U.S. All Cap Fund specific sections and “U.S. All Cap Fund” elsewhere in this Prospectus) seeks long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Entrepreneur US All Cap Fund	Retail Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none
Redemption Fee (as a percentage of amount redeemed within five business days of purchase)	(2.00%)	(2.00%)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Entrepreneur US All Cap Fund		Retail Class	Institutional Class
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.16%	0.16%
Expenses (as a percentage of Assets)		1.16%	0.91%
Fee Waiver or Reimbursement	[2]	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Requirements		1.10%	0.85%
[1]	"Other Expenses" are based on estimated expenses for the current fiscal year for the Retail Class shares.
[2]	The Fund's investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding certain borrowing and investment-related costs and fees, taxes, extraordinary expenses and acquired fund fees and expenses) to limit the total annualized expenses of Retail Class shares and Institutional Class shares of the Fund to the amounts of 1.10% and 0.85% per annum, respectively, of net assets attributable to such shares of the Fund through November 1, 2017. This waiver can be terminated only by a majority vote of the independent trustees of the Trust, of which the Fund is a series. Subject to some limitations, Capital Impact Advisors, LLC, the Funds' investment advisor (the "Advisor" in this Summary and other U.S. All Cap Fund specific sections and "Capital Impact Advisors" elsewhere in this Prospectus), shall be permitted to recover previously waived expenses in later periods to the extent that the Fund's expenses fall below the annual rates in effect at the time such expenses were originally waived. The expense recoupment period is not to exceed three years.

Example

This example (the “Example”) is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the first year and the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Entrepreneur US All Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Retail Class	112	363	633	1,404
Institutional Class	87	284	498	1,114

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks investment results that exceed the performance, before fees and expenses, of the Russell 2000® Index (the “Index”). The Fund will invest at least 80% of its assets in equity securities of U.S. companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics (“Entrepreneurial Companies”), as determined by the Fund’s portfolio manager. Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options and ADRs.

Under normal market conditions, the Fund will invest approximately 10% - 40% of its assets in equity securities of large capitalization companies and approximately 60% - 90% of its assets in equity securities of small or mid capitalization companies domiciled or headquartered within the United States, or whose primary business activities or principal trading markets are located within the United States. If the Fund’s Advisor deems market conditions and/or company valuations to be less favorable to either small, mid or large capitalization companies, the Fund may invest at its discretion, outside of the above stated general parameters. The Fund may invest in a broad range of securities with discretion to invest across different industry sectors. Some of the companies that the portfolio manager identifies as exhibiting entrepreneurial characteristics may be investment companies or other financial service companies.

The Fund’s investment strategy is unique, in part, due to the portfolio manager’s proprietary process of identifying a universe of companies, including technology companies, that the manager believes possess entrepreneurial characteristics. The Fund then uses fundamental analysis to identify from this list the Entrepreneurial Companies that it believes have the potential for long- term capital appreciation. By way of example, in conducting the fundamental analysis, the Fund looks for companies with a good business, shareholder-oriented management and organic growth. The portfolio manager generally will sell a portfolio security when he believes the security has achieved its value potential, changing fundamentals signal a deteriorating value potential, or other securities with entrepreneurial characteristics have better performance potential.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation. There are risks associated with the Fund’s principal investment strategies. These risks include:

●	Manager Risk:

How the portfolio manager manages the Fund will affect the Fund’s performance. The Fund may lose money if the portfolio manager’s investment strategy does not achieve the Fund’s objective or the portfolio manager does not implement the strategy properly.

●	Market Risk:

The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/ or prolonged . Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

●	Common Stock Risk:

Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions

●	Small and Medium Sized Companies Risk:

The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

●	Technology Company Investing Risk:

Investment in technology companies, including companies engaged in internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of small or unseasoned companies, as described under “Small and Medium Sized Companies Risk.”

●	Quantitative Investment Approach Risk:

The Fund utilizes a combined approach of quantitative and qualitative analysis. The Fund employs a number of quantitative filters in identifying a broad array of Entrepreneurial Companies, using factors that are indicative of entrepreneurial behavior. After this quantitative analysis, the Fund performs fundamental analysis in determining its final stock selection. While the portfolio manager continuously reviews and refines, if necessary, his investment approach, there may be market conditions where the quantitative or qualitative investment approaches perform poorly.

●	Preferred Stock Risk:

Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

●	Rights and Warrants Risk:

The Fund may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

●	Convertible Securities Risk:

Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.

●	Options on Securities Risk:

One risk of any put or call that is held is that the put or call is a wasting asset. If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid. In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out. Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

●	Liquidity Risk:

Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

●	Investments in Other Investment Companies Risk:

Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund.  The following performance information shows changes in performance from year to year and how the Fund’s average annual returns for 1 year and since inception compare with those of an index that reflects a broad measure of market performance, the Russell 2000® Total Return Index.  No performance is shown for the Retail Class because it is not in operation, but it may be opened in the future.  Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Entrepreneur U.S. All Cap Fund - Institutional Class Calendar Year Returns as of 12/31

The Fund’s return for most recent 9-month period ended September 30, 2016 was 9.03%.

During the period shown in the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter      31 Dec 2014        4.88%

Worst Quarter   30 Sept 2015      -12.58%

AVERAGE ANNUAL TOTAL RETURNS
Average Annual Total Returns - Entrepreneur US All Cap Fund		1 Year	Since Inception	Inception Date
Institutional Class		(5.34%)	1.37%	Dec. 17, 2013
Institutional Class | After Taxes on Distributions		(6.70%)	0.64%
Institutional Class | After Taxes on Distributions and Sales		(1.93%)	1.04%
Russell 2000 Total Return Index	[1]	(4.41%)	2.11%
[1]	reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Entrepreneur US Large Cap Fund
Investment Objective

Entrepreneur U.S. Large Cap FundTM (the “Fund” in this Summary and other U.S. Large Cap Fund specific sections and “U.S. Large Cap Fund” elsewhere in this Prospectus) seeks long-term capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Entrepreneur US Large Cap Fund	Retail Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none
Redemption Fee (as a percentage of amount redeemed within five business days of purchase)	(2.00%)	(2.00%)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Entrepreneur US Large Cap Fund		Retail Class	Institutional Class
Management Fees		0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.18%	0.18%
Expenses (as a percentage of Assets)		1.08%	0.83%
Fee Waiver or Reimbursement	[2]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Requirements		1.00%	0.75%
[1]	"Other Expenses" are based on estimated expenses for the current fiscal year for the Retail Class shares.
[2]	The Fund's investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding certain borrowing and investment-related costs and fees) to limit the total annualized expenses of the Retail share class and Institutional share class of the Fund to 1.00% and 0.75% per annum, respectively, of net assets attributable to such shares through November 1, 2017. This waiver can be terminated only by a majority vote of the independent trustees of the Trust. Subject to some limitations, Capital Impact Advisors, LLC (the "Advisor" in this Summary and other U.S. Large Cap Fund specific sections and "Capital Impact Advisors" elsewhere in this Prospectus) shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement in later periods to the extent that the Fund's expenses fall below the annual rates set forth above. The expense recoupment period is not to exceed three years.

Example

This example (the “Example”) is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the first year and the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Entrepreneur US Large Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Retail Class	102	336	588	1,310
Institutional Class	77	257	453	1,018

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks investment results that exceed the performance, before fees and expenses, of the S&P 500 Index (the “Index”). The Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of U.S. companies with market capitalizations that are above $5 billion at the time of initial purchase and possess entrepreneurial characteristics (“Entrepreneurial Companies”), as determined by the Fund’s portfolio manager. Equity securities include common stocks, preferred stocks, convertible preferred stocks, rights, warrants, options and ADRs.

Under normal market conditions, the Fund will invest approximately 85% - 100% of its assets in equity securities of large capitalization companies the business of which is tied economically to the United States, through being domiciled or headquartered within the United States, or whose primary business activities or principal trading markets are located within the United States. The Fund may invest in a broad range of securities with discretion to invest across industry sectors.  Some of the companies that the portfolio manager identifies as exhibiting entrepreneurial characteristics may be investment companies or other financial service companies.

The Fund’s investment strategy is unique, in part, due to the portfolio manager’s proprietary process of identifying a universe of companies, including technology companies, that the manager believes possess entrepreneurial characteristics. The portfolio manager presumes that company managers with better entrepreneurial vision will select more efficient and economically effective growth vehicles, without taking on undue risk. This trait might be represented by superior growth characteristics compared to other non-entrepreneurial peer companies in the same industry. These characteristics include: (i) more organic growth; (ii) more strategic alliances/partnerships/licensing deals; (iii) lower debt levels; (iv) lower or no dividends; and (v) higher sales turnover (sales divided by total assets). The Fund then uses fundamental analysis to identify from this list the Entrepreneurial Companies that it believes have the potential for long- term capital appreciation. The portfolio manager generally will sell a portfolio security when he believes the security will no longer increase in value at the same rate it has in the past, changing fundamentals signal a deteriorating value potential, or other securities with entrepreneurial characteristics have better price performance potential.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation. There are risks associated with the Fund’s principal investment strategies. These risks include:

●	Manager Risk

How the portfolio manager manages the Fund will affect the Fund’s performance. The Fund may lose money if the portfolio manager’s investment strategy does not achieve the Fund’s objective or the portfolio manager does not implement the strategy properly.

●	Market Risk:

The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/ or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

●	Common Stock Risk:

Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Common stock is also subordinate to other securities in a company’s capital structure.

●	Technology Company Investing Risk:

Investment in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of unseasoned companies.

●	Quantitative Investment Approach Risk:

The Fund utilizes a combined approach of quantitative and qualitative analysis. The Fund employs a number of quantitative filters in identifying a broad array of Entrepreneurial Companies, using factors that are indicative of entrepreneurial behavior. After this quantitative analysis, the Fund performs fundamental analysis in determining its final stock selection. While the portfolio manager continuously reviews and refines, if necessary, his investment approach, there may be market conditions where the quantitative or qualitative investment approaches perform poorly.

●	Preferred Stock Risk:

Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

●	Rights and Warrants Risk:

The Fund may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

●	Convertible Securities Risk:

Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.

●	Options on Securities Risk:

One risk of any put or call option that is held is that the put or call option is a wasting asset. If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid. In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out. Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

●	Liquidity Risk:

Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

●	Investments in Other Investment Companies Risk:

Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund.  The following performance information shows changes in performance from year to year and how the Fund’s average annual returns for 1 year and since inception compare with those of an index that reflects a broad measure of market performance, the S&P 500 Index.  No performance is shown for the Retail Class because it is not in operation, but it may be opened in the future.  The table shows how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Entrepreneur U.S. Large Cap Fund - Institutional Class Calendar Year Returns as of 12/31

The Fund’s return for most recent 9-month period ended September 30, 2016 was 6.21%.

During the period shown in the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter      31 Dec 2015        4.53%

Worst Quarter   30 Sept 2015      -6.50%

AVERAGE ANNUAL TOTAL RETURNS
Average Annual Total Returns - Entrepreneur US Large Cap Fund		1 Year	Since Inception	Inception Date
Institutional Class		1.21%	3.51%	Jun. 30, 2014
Institutional Class | After Taxes on Distributions		1.06%	3.40%
Institutional Class | After Taxes on Distributions and Sales		0.81%	2.68%
S&P 500 Index	[1]	1.38%	4.98%
[1]	reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.